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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2007
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia         February 7, 2008
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        81
                                             ----------------------------

Form 13F Information Table Value Total:      $ 191,420
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   December 31, 2007


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABB LTD-ADR                     COM     000375204      2,451   85,100  SH            Sole                   85,100
ABBOTT LABORATORIES             COM     002824100      1,290   22,975  SH            Sole                   22,975
ADOBE SYSTEMS INC               COM     00724F101      7,094  166,028  SH            Sole                  166,028
AES CORPORATION                 COM     00130h105      3,508  164,000  SH            Sole                  164,000
ALTRIA GROUP, INC.              COM     02209s103      1,166   15,430  SH            Sole                   15,430
AMERICAN TOWER CORP             COM     029912201      1,214   28,500  SH            Sole                   28,500
ANNALY MORTGAGE MGT.            COM     035710409      4,716  259,400  SH            Sole                  259,400
ANWORTH MORTGAGE ASSET CORP     COM     037347101      4,461  540,100  SH            Sole                  540,100
APACHE CORP                     COM     037411105        263    2,441  SH            Sole                    2,441
APPLE COMPUTER INC COM          COM     037833100      6,116   30,875  SH            Sole                   30,875
ASTORIA FINANCIAL CORP.         COM     046265104      5,676  243,900  SH            Sole                  243,900
BE AEROSPACE INC.               COM     073302101      3,222   60,900  SH            Sole                   60,900
BERKSHIRE HATHAWAY CL.B         COM     084670207      1,809      382  SH            Sole                      382
CALGON CARBON CORP.             COM     129603106      2,090  131,500  SH            Sole                  131,500
CAPSTEAD MORTGAGE CORP.         COM     14067e506      3,245  246,000  SH            Sole                  246,000
CLOROX COMPANY                  COM     189054109      1,124   17,240  SH            Sole                   17,240
COCA COLA CO COM                COM     191216100      4,560   74,300  SH            Sole                   74,300
COCA-COLA FEMSA S A DE C        COM     191241108        429    8,700  SH            Sole                    8,700
COLGATE-PALMOLIVE               COM     194162103        780   10,000  SH            Sole                   10,000
COMSCORE INC.                   COM     20564w105      1,547   47,400  SH            Sole                   47,400
CORINTHIAN COLLEGES INC.        COM     218868107      2,610  169,500  SH            Sole                  169,500
CORNING, INC.                   COM     219350105      4,474  186,500  SH            Sole                  186,500
CORRECTIONS CORP OF AMER        COM     22025Y407      2,836   96,100  SH            Sole                   96,100
COVANTA HOLDING CORP.           COM     22282e102      2,810  101,600  SH            Sole                  101,600
DISCOVERY HOLDING               COM     25468y107      3,271  130,100  SH            Sole                  130,100
DOLAN MEDIA COMPANY             COM     25659p402        408   14,000  SH            Sole                   14,000
EDISON INTERNATIONAL            COM     281020107      5,172   96,900  SH            Sole                   96,900
ELIXIR GAMING TECHNOLOGIES      COM     28661g105        839  195,100  SH            Sole                  195,100
EMC CORPORATION                 COM     268648102      1,001   54,000  SH            Sole                   54,000
ENDEAVOUR MINING CAPITAL        COM     g3040r109        908  103,000  SH            Sole                  103,000
ENERGEN CORP.                   COM     29265n108        231    3,600  SH            Sole                    3,600
ENERGYSOUTH INC                 COM     292970100        338    5,831  SH            Sole                    5,831
ENTERGY CORP.                   COM     29364g103      3,950   33,050  SH            Sole                   33,050
EXXON MOBIL CORP.               COM     30231G102      1,346   14,370  SH            Sole                   14,370
FIRSTENERGY CORP.               COM     337932107      4,181   57,800  SH            Sole                   57,800
FPL GROUP                       COM     302571104      4,082   60,218  SH            Sole                   60,218
GAMESTOP CORP.                  COM     36467w109      6,161   99,200  SH            Sole                   99,200
GOOGLE, INC.                    COM     38259p508      3,181    4,600  SH            Sole                    4,600
GUESS? INC.                     COM     401617105        421   11,100  SH            Sole                   11,100
HELIX ENERGY SOLUTIONS          COM     42330p107      1,905   45,900  SH            Sole                   45,900
HEWLETT-PACKARD CO.             COM     428236103      2,978   59,000  SH            Sole                   59,000
HJ HEINZ CO                     COM     423074103      4,187   89,700  SH            Sole                   89,700
INTUITIVE SURGICAL INC.         COM     46120e602      1,873    5,800  SH            Sole                    5,800
ITRON INC.                      COM     465741106      4,674   48,700  SH            Sole                   48,700
JOHNSON & JOHNSON               COM     478160104        993   14,881  SH            Sole                   14,881
KRAFT FOODS, INC.               COM     50075n104      6,454  197,808  SH            Sole                  197,808
MCDONALD'S CORPORATION          COM     580135101      3,122   53,000  SH            Sole                   53,000
MFA MORTGAGE INVESTMENTS        COM     55272x102      4,593  496,500  SH            Sole                  496,500
MICROSOFT CORP                  COM     594918104      3,026   85,000  SH            Sole                   85,000
NATIONAL FUEL GAS CO.           COM     636180101        724   15,500  SH            Sole                   15,500
NORTHEAST UTILITIES             COM     664397106      2,906   92,800  SH            Sole                   92,800
OMNITURE, INC.                  COM     68212s109      3,469  104,200  SH            Sole                  104,200
PACIFIC SUNWEAR OF CALIF        COM     694873100      1,513  107,200  SH            Sole                  107,200
PACKETEER INC.                  COM     695210104      1,206  195,800  SH            Sole                  195,800
PEOPLES BANK                    COM     712704105      3,248  182,500  SH            Sole                  182,500
PEPSICO INC.                    COM     713448108      2,362   31,125  SH            Sole                   31,125
PERFECT WORLD CO-ADR            COM     71372u104        605   21,700  SH            Sole                   21,700
PG&E CORP.                      COM     69331c108      1,406   32,625  SH            Sole                   32,625
PMC-SIERRA INC                  COM     69344F106        884  135,240  SH            Sole                  135,240
PPL CORP.                       COM     69351t106      1,915   36,758  SH            Sole                   36,758
PRIDE INTERNATIONAL INC         COM     74153q102      2,404   70,900  SH            Sole                   70,900
PROCTOR & GAMBLE                COM     742718109      4,004   54,541  SH            Sole                   54,541
RADIAN GROUP, INC.              COM     750236101      1,812  155,100  SH            Sole                  155,100
REPUBLIC SERVICES               COM     760759100        990   31,575  SH            Sole                   31,575
SARA LEE CORP.                  COM     803111103      1,153   71,800  SH            Sole                   71,800
SHUTTERFLY INC.                 COM     82568p304      2,631  102,700  SH            Sole                  102,700
SIRIUS SATELLITE RADIO          COM     82966u103      2,535  836,500  SH            Sole                  836,500
SMART BALANCE INC.              COM     83169y108        503   46,000  SH            Sole                   46,000
TASER INT'L                     COM     87651b104      3,236  224,900  SH            Sole                  224,900
TENET HEALTHCARE                COM     88033g100      2,032  400,000  SH            Sole                  400,000
TRANSITION THERAPEUTICS, INC.   COM     893716209        239   21,067  SH            Sole                   21,067
TRANSOCEAN INC.                 COM     g90073100      3,294   23,010  SH            Sole                   23,010
TRIAD GUARANTY INC.             COM     895925105      1,193  121,700  SH            Sole                  121,700
WALT DISNEY                     COM     254687106      1,112   34,450  SH            Sole                   34,450
WISCONSIN ENERGY CORP.          COM     976657106        206    4,226  SH            Sole                    4,226
WRIGLEY WM JR COMPANY           COM     982526105      2,207   37,700  SH            Sole                   37,700
CCRT PUTS 4/19/2008 25.00       PUT     20478n8pe      1,192      800  SH    PUT     Sole                      800
FMD PUTS 3/22/2008 35.00        PUT     3207718og        549      283  SH    PUT     Sole                      283
LEH PUTS 4/19/2008 65.00        PUT     5249088pm        309      605  SH    PUT     Sole                      605
MLM PUTS 4/19/2008 125.00       PUT     5732848pe        371      482  SH    PUT     Sole                      482
MS PUTS 4/19/2008 55.00         PUT     6174468pk        424      800  SH    PUT     Sole                      800

REPORT SUMMARY               81 DATA RECORDS   191,420     1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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